Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net Loss	$ (3,721)	$ (4,039)	$ (928)	$ (15,383)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	50	50	96	109
Amortization of intangible assets	67	42	93	70
Provision for credit losses	(44)	61	55	540
Stock-based compensation	878	118	231	1,067
Amortization of right-of-use assets	43	43	88	110
Changes in fair value of convertible notes at fair value and warrant liability	(49)	1,344	(6,544)	6,104
Change in fair value of forward purchase derivative liability	(1,608)		(1,076)
Accretion of cumulative mandatorily redeemable common and preferred stock liability	55	47	99	80
Equity method investment obtained in exchange for services				(122)
Impairment of Equity investments				120
Equity in earnings of investee				2
Loss on extinguishment of convertible notes payable		391	391	601
Gain on extinguishment of payable	(507)
Loss on extinguishment of payable				70
Unrealized foreign exchange gain/(loss)		(1)	27	49
Deferred income taxes			(2)	(11)
Changes in operating assets and liabilities:
Accounts receivable, current, net	109	285	47	(904)
Unbilled revenue	(16)	1	82	(39)
Prepaid expenses and other current assets	289	37	(74)	(85)
Accounts receivable, net		4	4	18
Other assets	1	(6)	22	(2)
Accounts payable	550	1,589	(200)	3,715
Operating lease liabilities	(39)	(34)	(73)	(87)
Accrued expenses and other current liabilities	431	(27)	34	1,744
Deferred revenue		(54)	(54)	33
Net cash used in operating activities	(3,511)	(149)	(5,529)	(2,201)
Cash flows from investing activities
Costs capitalized for internally developed software	(88)	(54)	(112)	(144)
Purchases of property and equipment	(27)	(6)	(53)	(15)
Payment made to Capital Creditors				(20)
Disposal of property and equipment				3
Net cash used in investing activities	(115)	(60)	(165)	(176)
Cash flows from financing activities
Proceeds from convertible notes payable		180	180	455
Payment of premium financing obligation	(251)
Proceeds from premium financing obligation	28
(Repayment)/ Proceeds from related party loan payable			(700)	700
Proceeds from convertible note payable, at fair value				6,500
Payments on notes payable, net of penalty and lender fees				(3,000)
Payment of deferred transaction costs			(836)	(2)
Common stock repurchase				(2,000)
Proceeds from reverse recapitalization			9,432
Proceeds from issuance of shares pursuant to PIPE transaction			1,000
Debt Extinguishment cost paid				(53)
Exercise of stock options				12
Proceeds from director and officer insurance funding (short term debt)			382
Payment of director and officer insurance funding (short term debt)			(40)
Net cash (used in) / provided by financing activities	(223)	180	9,418	2,612
Effect of exchange rate changes on cash and cash equivalents	(4)		(3)	(1)
Net change in cash and cash equivalents	(3,853)	(29)	3,721	234
Cash and cash equivalents at beginning of the period	4,221	500	500	266
Cash and cash equivalents at end of the period	368	471	4,221	500
Supplemental disclosures of cash flow information
Interest paid on the short-term debt (premium financing)	8			26
Cash paid for income taxes	19	15	31	10
Non-cash investing and financing activities:
Purchase of property and equipment through capital advances				38
Common Stock issued upon cashless exercise of stock options	39		707
Unpaid deferred transaction costs as of the end of the period		364	242	1,684
Waiver of deferred transaction costs as of the end of the period		505	1,177
Issuance of shares vested upon repayment and forgiveness of 2023 Promissory Notes		3	3	899
Issuance of subscription receivable			(11,005)
Settlement of non-recourse 2023 promissory note in exchange for common stock repurchase consideration				903
Issuance of shares as a result of conversion of related party convertible notes at fair value			4,168
Issuance of shares as a result of conversion of convertible notes at fair value			5,321
Issuance of shares as a result of conversion of convertible notes			668
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization			7,864
Treasury stock repurchase cancellation upon reverse recapitalization			(2,903)
Shares issued to a vendor of Legacy Fusemachines to settle outstanding invoices.			198
(Loss)/Gain on extinguishment of debt		(391)	(391)
Extinguishment of debt (Refer Note no. 10 - Long Term Debt and Note no.17 - Commitments and Contingencies)				4,091
Settlement of vendor payable by SPAC sponsor accounted as a capital contribution			137
Issuance of warrants related to forward purchase agreement and convertible note agreement(refer note 10 &22)			1,013
Recognition of debt at fair value (Refer Note no. 10 - Long Term Debt and Note no.17 - Commitments and Contingencies)				3,818
Investment in Equity securities				$ 122
Transfer of Fusemachines Inc. common stock to third party purchaser			$ 151
Deemed dividend related to shortfall warrant modification	$ 84